SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 20, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets:
Cash and cash equivalents	¥ 2,726,712	$ 417,887		¥ 4,684,003	¥ 5,469,077
Other receivables, net	126,745	19,425		117,340
Prepaid expenses and other assets	793,092	121,547		1,137,787
Long-term investments, net	738,272	113,145		775,644	¥ 954,158
TOTAL ASSETS	5,386,501	825,519		8,880,364
Liabilities:
Accrued expenses and other liabilities	726,686	111,370		1,229,110
TOTAL LIABILITIES	1,163,185	178,267		2,552,536
Shareholders' Equity:
Additional paid-in capital	5,531,926	847,805		5,241,296
Retained earnings (deficit)	(1,822,749)	(279,349)	¥ 44,767	488,236
Accumulated other comprehensive income	(6,953)	(1,066)		92,220
Total 9F Inc. shareholders' equity	4,168,578	638,862		6,280,783
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,386,501	825,519		8,880,364
Class A ordinary shares
Shareholders' Equity:
Ordinary shares	1			1
Class B ordinary shares
Shareholders' Equity:
Ordinary shares	1			1
Parent Company | Reportable legal entities
Assets:
Cash and cash equivalents	778,097	119,249		814,089
Amounts due from subsidiaries and VIEs	892,472	136,877		1,061,026
Other receivables, net	653	100		377
Prepaid expenses and other assets	2,080	219		8,707
Investments in subsidiaries and VIEs	2,503,999	383,755		4,406,243
TOTAL ASSETS	4,177,301	640,200		6,290,442
Liabilities:
Accrued expenses and other liabilities	8,684	1,331
Amounts due to subsidiaries and VIEs	39	6		9,659
TOTAL LIABILITIES	8,723	1,337		9,659
Shareholders' Equity:
Additional paid-in capital	5,531,926	847,805		5,241,296
Retained earnings (deficit)	(1,356,397)	(207,877)		947,265
Accumulated other comprehensive income	(6,953)	(1,066)		92,220
Total 9F Inc. shareholders' equity	4,168,578	638,863		6,280,783
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,177,301	$ 640,200		6,290,442
Parent Company | Reportable legal entities | Class A ordinary shares
Shareholders' Equity:
Ordinary shares	1			1
Parent Company | Reportable legal entities | Class B ordinary shares
Shareholders' Equity:
Ordinary shares	¥ 1			¥ 1